Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)

Operational costs	696,197	922,604	1,307,021	186,902
Content costs	396,502	246,348	199,958	28,594
Bandwidth and IDC costs	110,508	122,181	112,924	16,148
Tax surcharges	95,147	85,345	67,548	9,659
Depreciation & amortization expenses and others	113,527	106,742	96,380	13,781
	1,411,881	1,483,220	1,783,831	255,084